Property Plant and Equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 1,696	$ 1,599
Costs [Member]
Statement [Line Items]
Depreciation charges	4,841	4,609
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 11	$ 18